PROVISIONS (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure of legal-related and non legal-related provision [abstract]
Disclosure of legal related and non legal related provisions

The movement and balances of legal and non-legal related provisions during the periods ended on December 31, 2024, 2023 and 2022 are described below:

	For legal		Non-legal		Total provisions
Balance as of January 1, 2022	Ps.	247,529	Ps.	902,732	Ps.	1,150,261
Provisions made during the year		183,294		380,005		563,299
Provisions used during the year		(44,895)		(200,406)		(245,301)
Provisions reversed during the year (1)		(155,475)		(62,180)		(217,655)
Effect of movements in exchange rates		370		17,810		18,180
Reclassification BAC		(2,047)		(40,193)		(42,240)
Discontinued operations		417		210		627
Balance as of December 31, 2022	Ps.	229,193	Ps.	997,978	Ps.	1,227,171
Provisions made during the year		298,719		334,974		633,693
Provisions used during the year		(51,160)		(338,536)		(389,696)
Provisions reversed during the year (1)		(258,421)		(110,419)		(368,840)
Effect of movements in exchange rates		(642)		(18,403)		(19,045)
Balance as of December 31, 2023	Ps.	217,689	Ps.	865,594	Ps.	1,083,283
Provisions made during the year		202,964		291,234		494,198
Provisions used during the year		(38,897)		(135,145)		(174,042)
Provisions reversed during the year (1)		(189,486)		(121,466)		(310,952)
Effect of movements in exchange rates		256		9,928		10,184
Balance as of December 31, 2024	Ps.	192,526	Ps.	910,145	Ps.	1,102,671
(1)	For legal related, recovery of provisions by Porvenir as of December 31, 2024 and 2023 by Ps. 177,527 and Ps.241,431 respectively for claims for nullity of affiliations that were in progress.

The estimated period for the cancellation of the provisions recorded as of December 31,2024 and 2023 is a follows.

Estimated period to be canceled	Legal provisions		Non-legal		Total provisions
Within twelve months	Ps.	12,209	Ps.	226,460	Ps.	238,669
After twelve months		180,317		683,685		864,002
Balance as of December 31, 2024	Ps.	192,526	Ps.	910,145	Ps.	1,102,671

Estimated period to be canceled	Legal provisions		Non-legal		Total provisions
Within twelve months	Ps.	8,283	Ps.	173,692	Ps.	181,975
After twelve months		209,406		691,902		901,308
Balance as of December 31, 2023	Ps.	217,689	Ps.	865,594	Ps.	1,083,283